Segment information - Percent of revenue by geographical location (Details) - Geographic Concentration Risk - Revenue, Product and Service Benchmark	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Europe
Segment Reporting Information [Line Items]
Concentration percentage	68.00%	70.00%
Americas
Segment Reporting Information [Line Items]
Concentration percentage	14.00%	13.00%
Asia
Segment Reporting Information [Line Items]
Concentration percentage	10.00%	10.00%
Africa
Segment Reporting Information [Line Items]
Concentration percentage	3.00%	3.00%
Other
Segment Reporting Information [Line Items]
Concentration percentage	5.00%	4.00%